EARNINGS/(LOSSES) PER SHARE	12 Months Ended
Dec. 31, 2017
EARNINGS/(LOSSES) PER SHARE
EARNINGS/(LOSSES) PER SHARE

19.  EARNINGS/(LOSSES) PER SHARE

Basic earnings/(loss) per share and diluted earnings per share were calculated as follows:

	2015	2016	2017
	RMB	RMB	RMB
Numerator:
Net income/(loss) attributable to Ctrip’s shareholders	2,507,655,884	(1,430,703,195)	2,142,011,537
Eliminate the dilutive effect of interest expense of convertible notes	185,589,773	—	52,229,311

Numerator for diluted earnings/(loss) per share	2,693,245,657	(1,430,703,195)	2,194,240,848

Denominator:
Denominator for basic earnings/(loss) per ordinary share
- weighted average ordinary shares outstanding	37,797,698	59,166,582	66,300,808
Dilutive effect of share options	2,962,481	—	2,978,969
Dilutive effect of convertible notes	6,102,417	—	2,345,083
Dilutive effect of convertible notes sold warrants	512,652	—	151,033

Denominator for diluted earnings/(loss) per ordinary share	47,375,248	59,166,582	71,775,893

Basic earnings/(loss) per ordinary share	66.34	(24.18)	32.31

Diluted earnings/(loss) per ordinary share	56.85	(24.18)	30.57

Basic earnings/(loss) per ADS	8.29	(3.02)	4.04

Diluted earnings/(loss) per ADS	7.11	(3.02)	3.82

The 2018, 2020, 2025 and 2022 Notes, the 2025 Priceline and Hillhouse Notes and 2022 Priceline Notes were not included in the computation of diluted EPS in 2017 because the inclusion of such instrument would be anti-dilutive. All the convertible senior notes had anti-dilutive impact and were excluded in the computation of diluted EPS in 2016, given the loss reported. The 2025 Notes and the 2025 Priceline and Hillhouse Notes were not included in the computation of diluted EPS in 2015 because the inclusion of such instrument would be anti-dilutive.

For the years ended December 31, 2015, 2016 and 2017, the Company had securities which could potentially dilute basic earnings per share in the future, which were excluded from the computation of diluted earnings/(loss) per share as their effects would have been anti-dilutive. Such weighted average numbers of ordinary shares outstanding are as following:

	2015	2016	2017
	RMB	RMB	RMB

2017 Notes	—	435,248	—
2018 Notes	—	2,551,360	2,002,507
2020 Notes	—	1,608,985	1,608,984
2025 Notes	486,999	935,550	935,550
2022 Notes	—	559,282	1,860,885
2019 Priceline Notes	—	1,536,338	—
2020 Priceline Notes	—	599,400	—
2025 Priceline and Hillhouse Notes	100,046	1,825,838	1,825,838
2022 Priceline Notes	—	14,341	47,715
Outstanding weighted average stock options	64,074	3,678,030	99,695
Sold Warrants	1,734,865	303,176	—

	2,385,984	14,047,548	8,381,174